Consolidated Balance Sheet - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 69,370	$ 138,640
Other receivables	1,044	885
Prepaid expenses	4,359	5,715
Total current assets	74,773	145,240
Non-current assets
Right-of-use assets	2,042
Furniture, fixtures and equipment	245	319
Intangible assets	26,608	21,608
Other long-term assets	275	273
Total non-current assets	29,170	22,200
Total assets	103,943	167,440
Current liabilities
Other payables and current liabilities	8,432	2,766
Accrued expenses	10,418	14,163
Current lease liabilities	618
Total current liabilities	19,468	16,929
Non-current liabilities
Non-current lease liabilities	1,541
Non-current borrowings	24,917
Post-employment obligations	7,946	3,547
Other long-term liabilities	1,116	48
Total non-current liabilities	35,520	3,595
Shareholders’ equity
Share capital	3,499	3,420
Share premium	320,955	314,565
Reserves	21,912	12,858
Accumulated losses	(297,411)	(183,927)
Total shareholders’ equity	48,955	146,916
Total liabilities and shareholders’ equity	$ 103,943	$ 167,440